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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Equity Trust -- Mid-Cap Fund

Portfolio of Investments - March 31, 2009 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 92.0% of net assets

CONSUMER DISCRETIONARY: 12.9%
	Bed Bath & Beyond Inc.*	58,890	$1,457,527
	Brown-Forman Corp. - Class B	69,743	2,708,121
	CarMax Inc.*	74,594	927,949
	Mohawk Industries Inc.*	43,215	1,290,832
	Starbucks Corp.*	153,060	1,700,497
	Tiffany & Company	71,258	1,536,322
	YUM! Brands Inc.	81,445	2,238,109

CONSUMER STAPLES: 2.8%
	Clorox Co.	50,249	2,586,819

ENERGY: 7.9%
	Apache Corp.	25,560	1,638,141
	EOG Resources Inc.	37,220	2,038,167
	Noble Corp.	65,190	1,570,427
	Unit Corp.*	95,450	1,996,814

FINANCIAL SERVICES: 10.4%
	Brookfield Asset Management Inc.	208,136	2,868,114
	Glacier Bancorp, Inc.	131,850	2,071,364
	Leucadia National Corp.	126,745	1,887,233
	SEI Investments Co.	218,539	2,668,361

HEALTH CARE: 10.5%
	Covance Inc.*	77,400	2,757,762
	Laboratory Corp of America Holdings*	46,619	2,726,745
	Techne Corp.	37,079	2,028,592
	Zimmer Holdings Inc.*	59,115	2,157,698

INDUSTRIAL: 18.9%
	Copart, Inc.*	88,210	2,616,309
	Donaldson Company Inc.	54,727	1,468,873
	Dun & Bradstreet Corp.	29,880	2,300,760
	Expeditors International of Washington Inc.	79,610	2,252,166
	Iron Mountain*	102,237	2,266,594
	Jacobs Engineering Group Inc.*	58,995	2,280,747
	Kaydon Corp.	68,340	1,867,732
	Waste Management, Inc.	90,550	2,318,080

INSURANCE: 10.3%
	Brown & Brown, Inc.	156,462	2,958,696
	Markel Corp.*	12,285	3,487,466
	OdysseyRe Holdings Corp.	78,595	2,981,108

MATERIALS: 8.4%
	Ecolab Inc.	68,300	2,372,059
	IDEX Corp.	114,234	2,498,297
	Martin Marietta Materials	35,326	2,801,352

MEDIA & ENTERTAINMENT: 2.3%
	Liberty Global Inc. - Series C*	149,120	2,107,066

TECHNOLOGY: 5.2%
	Fiserv Inc.*	63,596	2,318,710
	Zebra Technologies Corp. - Class A*	130,038	2,473,323

UTILITIES: 2.4%
	Covanta Holding Corp.*	165,094	2,161,081

TOTAL COMMON STOCKS (Cost $106,713,814)			$ 84,386,013

REPURCHASE AGREEMENT: 7.5% of net assets
	With U.S. Bank National Association issued 3/31/09 at 0.01%, due
	4/01/09, collateralized by $7,045,246 in Fannie Mae MBS #255494
	due 11/1/19. Proceeds at maturity are $6,907,062 (Cost $6,907,060)		6,907,060

TOTAL INVESTMENTS: 99.5% of net assets (Cost $113,620,874)			$ 91,293,073

CASH AND RECEIVABLES LESS LIABILITIES: 0.5% of net assets			453,400

NET ASSETS: 100.00%			$ 91,746,473

*Non-income producing

	Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
	These inputs are summarized in the three broad levels listed below.

	Level 1: Quoted prices in active markets for identical securities

	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

	Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

	Valuation Inputs
	Level 1: Quoted Prices	$84,386,013
	Level 2: Other significant observable inputs	6,907,060
	Level 3: Significant unobservable inputs	$0
	Total	$91,293,073

Madison Mosaic Equity Trust -- Investors Fund

Portfolio of Investments - March 31, 2009 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 95.8% of net assets

CONSUMER DISCRETIONARY: 8.1%
	Mohawk Industries Inc.*	16,835	$502,861
	Staples Inc.	46,024	833,495
	Target Corp.	19,610	674,388

CONSUMER STAPLES: 11.6%
	Coca-Cola Co.	21,118	928,136
	Costco Wholesale Corp.	12,055	558,388
	Diageo PLC - ADR	15,250	682,437
	Walgreen Co.	27,232	706,943

ENERGY: 6.0%
	Apache Corp.	7,745	496,377
	Devon Energy Corp.	7,335	327,801
	Schlumberger Ltd.	16,645	676,120

FINANCIAL SERVICES: 8.2%
	American Express Co.	25,055	341,499
	Franklin Resources	8,795	473,787
	State Street Corp.	16,900	520,182
	Wells Fargo & Co.	48,693	693,388

HEALTH CARE: 19.3%
	Charles River Laboratories, Inc.*	21,974	597,913
	Covance Inc.*	20,145	717,766
	Johnson & Johnson	15,139	796,311
	Medtronic Inc.	19,574	576,846
	Novartis AG - ADR	20,618	779,979
	Quest Diagnostics Inc.	11,745	557,653
	Zimmer Holdings Inc.*	21,041	767,996

INDUSTRIAL: 11.5%
	3M Company	15,796	785,377
	ABB Ltd - ADR	47,235	658,456
	Donaldson Company Inc.	14,042	376,887
	Expeditors International of Washington Inc.	15,120	427,745
	Jacobs Engineering Group Inc.*	15,510	599,617

INSURANCE: 8.7%
	Aflac Inc.	31,036	600,857
	Berkshire Hathaway Inc.- Class B*	346	975,720
	Markel Corp.*	2,084	591,606

MEDIA & ENTERTAINMENT: 3.4%
	Comcast Corp. - Special Class A*	65,515	843,178

TECHNOLOGY: 19.0%
	Cisco Systems, Inc.*	70,129	1,176,063
	EMC Corp.	64,475	735,015
	Fiserv Inc.*	15,491	564,802
	Google Inc.- Class A*	3,377	1,175,399
	Microsoft Corp.	58,249	1,070,034

TOTAL COMMON STOCKS (Cost $33,843,822)			$ 23,791,022

REPURCHASE AGREEMENT: 3.9% of net assets
	With U.S. Bank National Association issued 3/31/09 at 0.01%, due
	4/01/09, collateralized by $978,605 in Fannie Mae MBS #255494
	due 11/1/19. Proceeds at maturity are $959,411 (Cost $959,411)		959,411

TOTAL INVESTMENTS: 99.7% of net assets (Cost $34,803,233)			$ 24,750,433

CASH AND RECEIVABLES LESS LIABILITIES: 0.3% of net assets			67,382

NET ASSETS: 100.00%			$ 24,817,815

*Non-income producing

	Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
	These inputs are summarized in the three broad levels listed below.

	Level 1: Quoted prices in active markets for identical securities

	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

	Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

	Valuation Inputs
	Level 1: Quoted Prices	$23,791,022
	Level 2: Other significant observable inputs	959,411
	Level 3: Significant unobservable inputs	0
	Total	$24,750,433

Madison Mosaic Equity Trust -- Balanced Fund

Portfolio of Investments - March 31, 2009 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 60.2% of net assets

CONSUMER DISCRETIONARY: 5.0%
	Mohawk Industries Inc.*	3,860	$115,298
	Staples Inc.	10,945	198,214
	Target Corp.	4,545	156,302

CONSUMER STAPLES: 7.4%
	Coca-Cola Co.	5,180	227,661
	Costco Wholesale Corp.	2,865	132,707
	Diageo PLC - ADR	3,635	162,666
	Walgreen Co.	6,650	172,634

ENERGY: 3.8%
	Apache Corp.	1,840	117,926
	Devon Energy Corp.	1,745	77,984
	Schlumberger Ltd.	3,960	160,855

FINANCIAL SERVICES: 4.8%
	American Express Co.	5,655	77,078
	Franklin Resources	1,930	103,969
	State Street Corp.	3,395	104,498
	Wells Fargo & Co.	11,790	167,890

HEALTH CARE: 12.0%
	Charles River Laboratories, Inc.*	5,227	142,227
	Covance Inc.*	4,865	173,340
	Johnson & Johnson	3,595	189,097
	Medtronic Inc.	4,655	137,183
	Novartis AG - ADR	4,865	184,043
	Quest Diagnostics Inc.	2,790	132,469
	Zimmer Holdings Inc.*	4,601	167,936

INDUSTRIAL: 7.3%
	3M Company	3,760	186,947
	ABB Ltd - ADR	11,595	161,634
	Donaldson Company Inc.	3,353	89,995
	Expeditors International of Washington Inc.	3,650	103,259
	Jacobs Engineering Group Inc.*	3,685	142,462

INSURANCE: 5.6%
	Aflac Inc.	7,370	142,683
	Berkshire Hathaway Inc.- Class B*	85	239,700
	Markel Corp.*	496	140,804

MEDIA & ENTERTAINMENT: 2.1%
	Comcast Corp. - Special Class A*	15,597	200,733

TECHNOLOGY: 12.2%
	Cisco Systems, Inc.*	17,315	290,373
	EMC Corp.	15,420	175,788
	Fiserv Inc.*	3,705	135,084
	Google Inc. - Class A*	835	290,630
	Microsoft Corp.	13,950	256,262

TOTAL COMMON STOCKS (Cost $7,443,321)			$ 5,658,331

		Principal Amount	Market Value
DEBT INSTRUMENTS: 36.0% of net assets

CORPORATE OBLIGATIONS: 21.9% of net assets

BANKS: 1.1%
	Wachovia Corp., 5.25%, 8/1/14	$ 125,000	$ 103,904

COMPUTERS & PERIPHERAL: 1.1%
	Hewlett-Packard Co., 4.5%, 3/1/13	100,000	102,931

CONSUMER GOODS: 2.8%
	Costco Wholesale Corp., 5.3%, 3/15/12	100,000	106,741
	Wal-Mart Stores, Inc., 4.75%, 8/15/10	150,000	156,471

CONSUMER STAPLES: 2.2%
	Kraft Foods, Inc., 5.625%, 11/1/11	100,000	104,168
	Sysco Corp. 5.25%, 2/12/18	100,000	101,595

ENERGY: 1.6%
	Valero Energy Corp., 6.875%, 4/15/12	150,000	151,490

FINANCIALS: 3.1%
	American Express Co., 4.875%, 7/15/13	150,000	132,128
	International Lease Finance, 4.875%, 9/1/10	200,000	146,145

HEALTH CARE: 3.2%
	Abbot Laboratories, 5.6%, 11/30/17	125,000	132,326
	UnitedHealth Group, 5%, 8/15/14	175,000	169,687

INDUSTRIAL: 1.1%
	United Parcel, 5.5%, 1/15/18	100,000	103,907

TECHNOLOGY: 2.3%
	Cisco Systems, Inc., 5.25%, 2/22/11	100,000	105,778
	Oracle Corp., 4.95%, 4/15/13	100,000	105,775

TELECOMMUNICATIONS: 3.4%
	AT & T Broadband, 8.375%, 3/15/13	150,000	160,549
	Verizon New England, 6.5%, 9/15/11	150,000	155,532

US TREASURY & AGENCY OBLIGATIONS: 14.1% of net assets
	Fannie Mae, 6.625%, 11/15/10	200,000	217,289
	Fannie Mae, 4.875%, 5/18/12	150,000	163,565
	Federal Home Loan Bank, 4.375% 9/17/10	200,000	209,264
	Federal Home Loan Bank, 5.5% 8/13/14	150,000	171,107
	Freddie Mac, 4.875%, 11/15/13	150,000	166,516
	US Treasury Note, 5.125%, 6/30/11	300,000	329,016
	US Treasury Note, 3.875%, 5/15/18	60,000	66,206

TOTAL DEBT INSTRUMENTS (Cost $3,324,585)			$3,362,090

REPURCHASE AGREEMENT: 3.3% of net assets
	With U.S. Bank National Association issued 3/31/09 at 0.01%, due
	4/01/09, collateralized by $311,084 in Fannie Mae MBS #255494
	due 11/1/19. Proceeds at maturity are $304,982 (Cost $304,982)		304,982

TOTAL INVESTMENTS: 99.5% of net assets (Cost $11,072,888)			$9,325,403

LIABILITIES LESS CASH AND RECEIVABLES: 0.5% of net assets			48,571

NET ASSETS: 100.00%			$9,373,974

*Non-income producing

	Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
	These inputs are summarized in the three broad levels listed below.

	Level 1: Quoted prices in active markets for identical securities

	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

	Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

	Valuation Inputs
	Level 1: Quoted Prices	$5,658,331
	Level 2: Other significant observable inputs	3,667,072
	Level 3: Significant unobservable inputs	0
	Total	$9,325,403

Madison Mosaic Equity Trust -- Disciplined Equity Fund

Portfolio of Investments - March 31, 2009 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 96.3% of net assets

CONSUMER DISCRETIONARY: 6.7%
	Brown-Forman Corp. - Class B	637	$24,735
	Mohawk Industries Inc.*	1,360	40,623
	Nike Inc. - Class B	945	44,311
	Staples Inc.	2,985	54,058
	Target Corp.	1,030	35,422

CONSUMER STAPLES: 11.0%
	Clorox Co.	690	35,521
	Coca-Cola Co.	1,465	64,387
	Costco Wholesale Corp.	1,155	53,500
	Diageo Ltd - ADR	910	40,722
	Procter & Gamble	1,845	86,881
	Walgreen Co.	1,655	42,964

ENERGY: 13.7%
	Apache Corp.	565	36,211
	Chevron Corp.	390	26,224
	ConocoPhillips Inc.	1,555	60,894
	Devon Energy Corp.	755	33,741
	Exxon Mobil Corp.	375	25,537
	Schlumberger Ltd.	1,590	64,586
	Transocean Ltd.	870	51,191
	Unit Corp.*	2,345	49,057
	XTO Energy Inc.	1,855	56,800

FINANCIAL SERVICES: 6.1%
	American Express Co.	2,115	28,827
	Brookfield Asset Management Inc.	1,500	20,670
	Franklin Resources	765	41,211
	State Street Corp.	1,250	38,475
	Wells Fargo & Co.	3,645	51,905

HEALTH CARE: 13.9%
	Becton, Dickinson & Co.	390	26,224
	Charles River Laboratories, Inc.*	1,920	52,243
	Covance Inc.*	1,460	52,020
	Johnson & Johnson	1,575	82,845
	Medtronic, Inc.	1,040	30,649
	Novartis AG - ADR	1,965	74,336
	Quest Diagnostics Inc.	735	34,898
	Zimmer Holdings Inc.*	1,587	57,925

INDUSTRIAL: 10.1%
	3M Company	1,210	60,161
	ABB Ltd - ADR	5,070	70,676
	Donaldson Company Inc.	1,112	29,846
	Expeditors International of Washington Inc.	1,590	44,981
	Jacobs Engineering Group Inc.*	1,240	47,938
	United Technologies	1,025	44,055

INSURANCE: 4.7%
	Aflac Inc.	2,270	43,947
	Berkshire Hathaway Inc.- Class B*	21	59,220
	Markel Corp.*	123	34,917

MATERIALS: 3.5%
	Praxair Inc.	570	38,355
	Sigma-Aldrich	780	29,476
	Valspar Corp.	1,785	35,647

MEDIA & ENTERTAINMENT: 1.8%
	Comcast Corp. - Special Class A*	4,047	52,085

TECHNOLOGY: 17.0%
	Adobe Systems Inc.*	2,090	44,705
	Cisco Systems, Inc.*	8,015	134,412
	EMC Corp.	4,510	51,414
	Fiserv Inc.*	875	31,902
	Google Inc. - Class A*	234	81,446
	Hewlett-Packard	1,305	41,838
	Microsoft Corp.	6,240	114,629

TELECOMMUNICATIONS: 4.0%
	AT & T	1,155	29,106
	America Movil-ADR	1,280	34,662
	China Mobile Ltd.-ADR	640	27,853
	Vodafone Group-ADR	1,535	26,740

UTILITIES: 3.8%
	Entergy Corp.	840	57,195
	FPL Group Inc.	1,060	53,774

TOTAL COMMON STOCKS (Cost $3,762,965)			$2,840,573

REPURCHASE AGREEMENT: 2.7% of net assets
	With U.S. Bank National Association issued 3/31/09 at 0.01%, due
	4/01/09, collateralized by $81,039 in Fannie Mae MBS #255494
	due 11/1/19. Proceeds at maturity are $79,450 (Cost $79,450)		79,450

TOTAL INVESTMENTS: 99.0% of net assets (Cost $3,842,415)			$2,920,023

CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets			30,532

NET ASSETS: 100.00%			$2,950,555

*Non-income producing

	Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
	These inputs are summarized in the three broad levels listed below.

	Level 1: Quoted prices in active markets for identical securities

	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

	Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

	Valuation Inputs
	Level 1: Quoted Prices	$2,840,573
	Level 2: Other significant observable inputs	79,450
	Level 3: Significant unobservable inputs	0
	Total	$2,920,023

Madison Mosaic Equity Trust -- Madison Institutional Equity Option Fund

Portfolio of Investments - March 31, 2009 (unaudited)

COMMON STOCKS: 93.5% of net assets	Number of Shares	Market Value

CONSUMER DISCRETIONARY: 25.6%
American Eagle Outfitters, Inc.	10,000	$ 122,400
Bed Bath & Beyond Inc.*	4,900	121,275
Coach Inc.	7,000	116,900
Kohl's Corp.*	4,500	190,440
Lowe's Companies, Inc.	8,600	156,950
Starbucks Corp.*	17,000	188,870
Target Corp.	6,900	237,291

CONSUMER SERVICES: 6.4%
Garmin, Ltd.	4,700	99,687
Intuit Inc.*	6,800	183,600

ENERGY: 9.7%
Apache Corp.	3,000	192,270
Schlumberger Ltd.	2,500	101,550
XTO Energy Inc.	4,500	137,790

FINANCIALS: 12.3%
Bank of America Corp.	7,878	53,728
Capital One Financial Corp.	6,000	73,440
Citigroup, Inc.	9,500	24,035
Marshall & Isley Corp.	12,000	67,560
Morgan Stanley & Co.	8,000	182,160
Wells Fargo & Co.	10,000	142,400

HEALTH CARE: 19.8%
Biogen Idec*	5,000	262,100
Genzyme Corp.*	2,000	118,780
Mylan Inc.*	18,000	241,380
Pfizer, Inc.	5,000	68,100
UnitedHealth Group	8,900	186,277

INSURANCE: 0.3%
MGIC Investment Corp.*	9,000	12,780

SOFTWARE: 1.0%
Symantec Corp.*	3,000	44,820

TECHNOLOGY: 18.4%
Altera Corp.	3,000	52,650
Cisco Systems, Inc.*	8,500	142,545
EMC Corp.	11,500	131,100
Fiserv Inc.*	2,700	98,442
Flextronics International Ltd.*	19,000	54,910
Linear Technology Corp.	6,000	137,880
Xilinx, Inc.	4,500	86,220
Zebra Technologies Corp. - Class A*	5,900	112,218

TOTAL COMMON STOCKS (Cost $8,917,609)		$ 4,142,548

SHORT-TERM INVESTMENTS:

REPURCHASE AGREEMENT: 10.5% of net assets
With U.S. Bank National Association issued 3/31/09 at 0.01%, due
4/01/09, collateralized by $472,950 in Fannie Mae MBS #255494
due 11/1/19. Proceeds at maturity are $463,674 (Cost $463,674)		463,674

TOTAL INVESTMENTS: 104.0% of net assets (Cost $9,381,283)		$ 4,606,222

LIABILITIES LESS CASH AND OTHER ASSETS: (0%)		228
Total Call Options Written - (4.0%)		(176,902)

NET ASSETS: 100%		4,429,548

	Contracts
	(100 shares	Expiration	Exercise	Market
	per contract)	Date	Price	Value
CALL OPTIONS WRITTEN:
Altera Corp.	30	June 2009	$17.5	$4,800
Apache Corp.	30	July 2009	80	7,875
Bed Bath & Beyond Inc.	49	May 2009	25	8,820
Biogen Idec	40	July 2009	55	17,200
Capital One Financial Corp.	60	June 2009	35	450
Coach Inc.	70	May 2009	25	350
EMC Corp.	115	April 2009	12	3,795
Fiserv Inc.	27	June 2009	35	10,260
Garmin Ltd	30	July 2009	25	4,275
Genzyme Corp.	20	July 2009	72.5	3,000
Intuit Inc.	50	April 2009	25	11,500
Kohl's Corp.	45	July 2009	45	16,650
Linear Technology Corp.	30	May 2009	22.5	5,250
Linear Technology Corp.	30	May 2009	25	2,025
Lowe's Companies, Inc.	26	April 2009	27.5	130
Morgan Stanley & Co.	40	April 2009	19	18,000
Mylan Inc.	150	April 2009	10	51,000
Schlumberger Ltd.	25	May 2009	50	2,438
Starbucks Corp.	100	April 2009	11	6,250
Symantec Corp.	30	April 2009	15	1,875
Target Corp.	69	April 2009	40	759
Zebra Technologies	10	May 2009	22.5	200

TOTAL CALL OPTIONS WRITTEN (Premiums Received $292,669)				$176,902

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

Valuation Inputs	Securities	Derivatives*	Total
Assets:
Level 1: Quoted Prices	$4,142,548	-	$4,142,548
Level 2: Other significant observable inputs	463,674	-	463,674
Level 3: Significant unobservable inputs	-	-	-
Total	$4,606,222	-	$4,606,222
Liabilities
Level 1: Quoted Prices	-	$176,902	$176,902
Level 2: Other significant observable inputs	-	-	-
Level 3: Significant unobservable inputs	-	-	-
Total	-	$176,902	$176,902

*Consists of call options written

Madison Mosaic Equity Trust -- Small/Mid-Cap Fund

Portfolio of Investments - March 31, 2009 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 95.0% of net assets

CONSUMER DISCRETIONARY: 12.8%
Bed Bath & Beyond Inc.*	565	$13,984
Brown-Forman Corp. - Class B	270	10,484
CarMax Inc.*	770	9,579
Coach Inc.	575	9,603
Jack-in-the-Box Inc.*	655	15,255
Mohawk Industries Inc.*	260	7,766
Sears Holdings Corp.*	270	12,342
YUM! Brands Inc.	405	11,129

ENERGY: 7.2%
Cimarex Energy Co.	370	6,800
ENSCO International Inc.	440	11,616
EQT Corp.	325	10,182
Rowan Companies, Inc.	845	10,115
Unit Corp.*	550	11,506

FINANCIAL SERVICES: 11.3%
Brookfield Asset Management Inc.	805	11,093
Fidelity National Finance	805	15,706
Glacier Bancorp, Inc.	710	11,154
Jeffries Group Inc.	870	12,006
Leucadia National Corp.	655	9,753
Morningstar, Inc.*	270	9,220
SEI Investments Co.	845	10,317

HEALTH CARE: 7.8%
Covance Inc.*	305	10,867
Dentsply International Inc.	365	9,800
IDEXX Labs, Inc.*	365	12,622
Laboratory Corp. of America*	175	10,236
Techne Corp.	210	11,489

INDUSTRIAL: 20.2%
Aecom Technology Corp.*	495	12,910
American Ecology Corp.	650	9,061
Copart, Inc.*	460	13,644
Expeditors International of Washington Inc.	425	12,023
Fastenal Co.	365	11,736
Iron Mountain*	595	13,191
Kaydon Corp.	385	10,522
Kirby Corp.*	525	13,986
Knight Transport Inc.	1,035	15,691
Middleby Corp.	480	15,566
Ritchie Brothers Auctioneers	710	13,199

INSURANCE: 10.0%
Aflac Inc.	670	12,971
Brown & Brown, Inc.	655	12,386
Markel Corp.*	36	10,220
OdysseyRe Holdings Corp.	365	13,845
RLI Corp.	290	14,558
White Mountains Insurance Group	35	6,017

MATERIALS: 13.1%
Ball Corp.	315	13,671
Bemis Company	480	10,066
IDEX Corp.	615	13,450
iShares COMEX Gold Trust*	210	18,982
Martin Marietta Materials	111	8,802
Sigma-Aldrich	270	10,203
Valspar Corp.	845	16,875

MEDIA & ENTERTAINMENT: 2.5%
Discovery Communications Inc.*	665	10,653
Liberty Global Inc. - Series C*	485	6,853

TECHNOLOGY: 9.0%
Concur Technologies, Inc.*	480	9,211
FactSet Research Systems Inc.	305	15,247
FARO Technologies Inc.*	595	7,997
FLIR Systems, Inc.*	460	9,421
Teradata Corp.*	670	10,867
Zebra Technologies Corp. - Class A*	555	10,556

UTILITIES: 1.1%
Covanta Holding Corp.*	595	7,789

TOTAL COMMON STOCKS (Cost $705,958)		$666,793

REPURCHASE AGREEMENT: 5.0% of net assets
With U.S. Bank National Association issued 3/31/09 at 0.01%, due
4/01/09, collateralized by $35,913 in Fannie Mae MBS #255494
due 11/1/19. Proceeds at maturity are $35,208 (Cost $35,208)		35,208

TOTAL INVESTMENTS: 100.0% of net assets (Cost $741,166)		$702,001

CASH AND RECEIVABLES LESS LIABILITIES: 0.0% of net assets		81

NET ASSETS: 100.00%		$702,082

*Non-income producing
Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009 (unaudited):

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$666,793
Level 2: Other significant observable inputs	35,208
Level 3: Significant unobservable inputs	-
Total	$702,001

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 21, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 21, 2009